Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Allowance for uncollectibles	$ 26,855	$ 26,017
Accrued pension and postretirement medical benefits	2,077,409	1,997,001
Accrued vacation	230,842	229,669
Over-recovery of gas costs	0	389,965
Costs of gas held in storage	973,651	1,055,768
Accrued gas costs	36,305	8,999
Deferred compensation	579,451	493,088
Interest rate swap	0	754,149
Other	295,654	214,172
Total gross deferred tax assets	4,220,167	5,168,828
Deferred tax liabilities:
Utility plant	17,057,847	16,593,351
Under-recovery of gas costs	68,643	0
Total gross deferred tax liabilities	17,126,490	16,593,351
Net deferred tax liability	$ 12,906,323	$ 11,424,523